UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835

                          Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2018 through June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                       Pioneer Core
                       Equity Fund

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                       Semiannual Report | June 30, 2018
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                       Ticker Symbols:
                       Class A     PIOTX
                       Class C     PCOTX
                       Class K     PCEKX
                       Class R     CERPX
                       Class Y     PVFYX

                       [LOGO]   Amundi Pioneer
                                ==============
                              ASSET MANAGEMENT
                        visit us: www.amundipioneer.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                             10

Prices and Distributions                                                      11

Performance Update                                                            12

Comparing Ongoing Fund Expenses                                               17

Schedule of Investments                                                       19

Financial Statements                                                          24

Notes to Financial Statements                                                 33

Additional Information                                                        42

Trustees, Officers and Service Providers                                      44

                        Pioneer Core Equity Fund | Semiannual Report | 6/30/18 1

President's Letter

Over the first half of 2018, the U.S. stock market, as measured by the Standard & Poor's 500 Index (the S&P 500), has returned 2.65%, while bond markets, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, have been negative, returning -1.62%. While the markets have delivered somewhat mixed and tepid returns, we have observed the U.S. Federal Reserve System (the Fed) continuing to tighten monetary policy by increasing interest rates in both March and June, and moving forward with the tapering of its balance sheet, a process which began in October 2017. The Fed also signaled the potential for two additional rate hikes before the end of this year, given robust economic growth and the potential for rising inflation.

Although domestic equities gained ground during the first six months of the year, the investment backdrop proved more challenging compared to the favorable conditions of the past two years. On the positive side, stocks continued to benefit from the underpinnings of robust domestic economic growth, lower tax rates, and rising corporate earnings. At the same time, however, day-to-day market volatility began to pick up in response to worries about rising interest rates and uncertainty regarding U.S. trade policy. In fact, while the S&P 500 Index was positive for the first half of the year, the majority of its gain occurred in January, as stocks suffered a steep sell-off in early February and spent the rest of the six months ended June 30, 2018, regaining lost ground.

Across the fixed-income space, rising interest rates have helped drive down returns of most asset classes, though the floating-rate sector, which includes bank loans, has fared well in the rising-rate environment. In addition, structured sectors, such as asset-backed securities (ABS) and mortgage-backed securities (MBS), have generally outperformed Treasuries. Agency MBS, in particular, have performed well as the housing market has continued to show strength, despite rising interest rates and rising home prices.

Although we have experienced an increase in volatility in the equity markets, looking ahead, we have not changed our outlook and still have a constructive view of U.S. stocks, especially given other investment alternatives. Economic growth continues to improve and overall equity valuations - while elevated in the growth segment of the market - in our view, are not excessive. In addition, U.S. gross domestic product (GDP) growth remains strong, coming in at above 2% for the first quarter of 2018, with projections of a continued, if not increasing growth rate for the second quarter.

2 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

In fixed income, we believe that attractive investment opportunities still exist, even with interest rates on the rise. In general, our core fixed-income portfolios remain underweight to nominal U.S. Treasuries, which are sensitive to the rising-rate environment. We have, however, allocated assets to Treasury inflation-protected securities, or TIPS, which are indexed to inflation in order to protect against its negative effects. In addition, we believe investors should be selective when investing in the investment-grade bond sector, as the use of leverage by corporations to fund mergers and acquisitions as well as stock buybacks and dividend increases has risen significantly. We continue to see more attractive valuations within structured investment vehicles, such as residential MBS, as fundamentals within the U.S. housing market are solid and U.S. consumer sentiment remains positive.

We believe this year's market fluctuations have served to remind investors of the importance of active management. Since 1928, active management has been the foundation of Amundi Pioneer's investment approach. We believe active management is especially important during periods of volatility, and that our shareowners can benefit from the experience and tenure of our investment teams, who work collaboratively to make active and informed decisions across our funds.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
June 30, 2018

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                        Pioneer Core Equity Fund | Semiannual Report | 6/30/18 3

Portfolio Management Discussion | 6/30/18

In the following interview, Craig D. Sterling discusses the market environment and the factors that influenced the performance of Pioneer Core Equity Fund during the six-month period ended June 30, 2018. Mr. Sterling, Managing Director, Director of Core Equity and Head of Equity Research, U.S., and a portfolio manager at Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), is responsible for day-to-day management of the Fund's investment portfolio, along with Ashesh "Ace" Savla*, Team Leader of U.S. Equity Quantitative Research, a vice president, and a portfolio manager at Amundi Pioneer.

Q    How did the Fund perform during the six-month period ended June 30, 2018?

A Pioneer Core Equity Fund's Class A shares returned 2.43% at net asset value during the six-month period ended June 30, 2018, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 2.65%. During the same six-month period, the average return of the 1,411 mutual funds in Morningstar's Large Blend Funds Category was 1.58%.

Q How would you describe the environment for the U.S. stock market during the six-month period ended June 30, 2018?

A Although domestic equities gained ground during the period, the investment backdrop proved more challenging compared to the favorable conditions of the past two years. On the positive side, stocks continued to benefit from robust domestic economic growth, lower tax rates, and rising corporate earnings. At the same time, however, day-to-day market volatility began to pick up in response to worries about rising interest rates and uncertainty regarding trade policy. In addition, signs of decelerating economic conditions overseas raised concerns that the market's late-2017 expectations for synchronized global growth this year may have been premature.

     While the S&P 500 Index was positive for the period, all of the gain occurred in January, as stocks suffered a steep sell-off in early February and spent the rest of the six months regaining lost ground in an uneven fashion. Growth stocks continued to outpace value stocks by a wide margin over the period, led by shares of very large-cap technology companies.

*    Mr. Savla became a portfolio manager of the Fund effective May 1, 2018.

4 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Q What were the principal factors driving the Fund's benchmark-relative performance during the six-month period ended June 30, 2018?

A The Fund's slight benchmark-relative underperformance over the period was in large part a function of our decision to maintain zero weightings in Amazon.com and Netflix, two stocks that delivered exceptional gains and were key drivers of the S&P 500's overall return, as both are large components within the benchmark. While avoidance of those stocks was a key detractor from benchmark-relative results in the short term, we believe the valuations of the two internet giants are too high to warrant our establishing positions in the portfolio. We are confident that our valuation-sensitive investment process will feed through to longer-term Fund performance, since valuation eventually matters when it comes to individual stocks, regardless of how strong the company's business model.

     Positioning in the financials sector was another key detractor from the Fund's benchmark-relative performance during the period. The portfolio's investments in consumer-finance companies Discover Financial Services and Synchrony Financial lagged over the six months, due to concerns that the consumer credit cycle has peaked and is set to turn lower; however, we believe the worry has been exaggerated, given that the U.S. consumer sector remains in excellent health. The Fund's positions in large-cap banks Citigroup, Bank of America, and JPMorgan Chase also combined to weigh on benchmark-relative returns, as investors reacted negatively to a flattening yield curve over the six months (in other words, the declining margin between the short-term interest rates at which banks borrow, and the longer-term rates at which they lend).

     Although the yield-curve factor pressured returns across the banking sector during the six-month period, we continue to see an opportunity in the industry, based on the combination of improving scale and brand power, lower taxes, solid economic growth, and a more favorable regulatory environment. That said, we chose to sell the Fund's position in Citigroup, since the bank's larger overseas presence increases its exposure to trade tensions. Outside of banking, the Fund lost some ground versus the benchmark from an investment in Affiliated Managers Group, an asset manager that has been hurt by market volatility and asset outflows.

     Stock selection in energy also detracted from the Fund's benchmark-relative returns, with the bulk of the shortfall coming from a position in ExxonMobil. We owned the stock on the basis of its compelling valuation,

                        Pioneer Core Equity Fund | Semiannual Report | 6/30/18 5 but it has continued to disappoint investors by failing to cut capital expenditures at the same pace as its industry peers. We no longer hold the Exxon position.

     Aside from the negatives driven by lack of exposure to Amazon and Netflix and the issues within financials and energy, our investment process delivered generally strong benchmark-relative results during the six-month period, highlighted by the Fund's underweight positioning in the consumer staples sector. The portfolio's average allocation to the sector during the period was about half that of the S&P 500 Index, a weighting that allowed the Fund to sidestep one of the weakest-performing areas of the market. The underweight to consumer staples reflected our view that shares in the food/beverage/tobacco and household/personal care products industries were too richly valued, given the unprecedented challenges those companies are facing from rising online competition and increasing price transparency. Those issues did indeed begin to have a negative impact over the first half of the year, causing the consumer staples sector to finish with a six-month return that was more than 10% lower than the S&P 500's return. The shortfall prompted us to reduce the Fund's underweight to consumer staples, as we believed valuations had begun to reflect the challenges facing the sector. One individual portfolio holding in the sector that added value to the Fund's benchmark-relative performance during the period was Costco Wholesale, which posted a double-digit gain for the six months. We decided to add the stock to the portfolio based on our belief that Costco's business model provided a measure of insulation against Amazon.com, and the company rewarded our confidence through its robust first-half earnings results.

     Health care was another sector that was an area of strength for the Fund during the six-month period, thanks to both industry allocations and stock selection results. With regard to the former, our decision to underweight the portfolio versus the benchmark in pharmaceuticals/biotechnology/life sciences was a key driver of positive relative performance. We saw a number of issues facing companies in that area, including questionable merger-and-acquisition activity, accelerating pricing pressures, and increased competition with regard to treatments for the same medical conditions. We instead emphasized owning managed-care and services companies such as Laboratory Corp. of America, Humana, and Centene. We believe all three of those firms are capitalizing on the shifting landscape in the way Americans access health care, and all three performed well for the Fund during the six months. We eventually sold the portfolio's position in Centene to lock in profits, based on our view that the stock had reached a full valuation following its strong rally.

6 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

     The Fund's positioning in the telecommunication services sector also had a beneficial effect on benchmark-relative performance for the period. The Fund held a significant underweight position in AT&T, and a zero-weighting in Verizon, both of which lagged. Conversely, the portfolio held a position in CenturyLink, an enterprise telecom-services provider that posted a double-digit gain. Finally, a number of Fund holdings in the information technology sector made positive contributions to benchmark-relative returns, including Micron Technology, Microsoft, and CDW, a provider of integrated technology solutions to both corporate and public-sector clients.

Q Did the Fund own any derivative securities during the six-month period ended June 30, 2018. If so, did the investments have a material impact on benchmark-relative results?

A At certain points during the period, we invested the Fund in S&P 500 futures contracts in lieu of cash to maintain market exposure without reducing portfolio liquidity. That aspect of our strategy did not affect the Fund's relative performance.

     In addition, our view that equity valuations had become overextended following the January market rally prompted us to purchase futures contracts to guard against downside risk in the portfolio. The futures market was not pricing in much equity-market volatility at the time, and so we were able to purchase the equivalent of a very cheap insurance policy for the portfolio. The futures contracts benefited the Fund's performance when the market corrected in late January and into February. We subsequently closed out the positions.

Q How would you characterize the Fund's overall positioning and what is your outlook heading into the second half of 2018?

A We continue to see a positive fundamental foundation for the U.S. equity market. Although performance was uneven in the first half of the year, important underlying trends such as lower taxes, reduced regulation, and rising corporate profits remain in place. Valuations are somewhat elevated compared to historical averages, but we do not think they are particularly expensive once the low level of interest rates is taken into account. While those factors continue to provide a tailwind for stocks, we have nonetheless made a gradual shift in the portfolio toward owning shares of what we believe are higher-quality companies with reliable business models and lower volatility in their reported results.

                        Pioneer Core Equity Fund | Semiannual Report | 6/30/18 7

     The Fund continues to have positions in companies that are sensitive to the economic cycle, but we have achieved the positioning through holdings in energy, banks/credit card companies, and semiconductors, all of which, in our view, have valuation support and long runways for growth, based on underlying fundamentals. We have also been finding opportunities in the technology sector among companies that are capitalizing on corporate spending in areas such as technology-infrastructure modernization as well as the shift to cloud computing, big data, automation, and artificial intelligence. We believe those trends are in the early stages, and that the combination of tax reform, economic growth, and a better regulatory environment represent a source of additional momentum.

     Together, those considerations have led us to establish the Fund's largest overweight positions in the consumer discretionary, consumer staples, and financials sectors, with its most significant underweights in real estate, health care, and utilities. More broadly speaking, we believe our disciplined and structured investment process has resulted in a portfolio with a lower valuation compared with the S&P 500 Index, and with better quality characteristics.

8 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Please refer to the Schedule of Investments on pages 19-23 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                        Pioneer Core Equity Fund | Semiannual Report | 6/30/18 9

Portfolio Summary | 6/30/18

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investments)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     25.9%
Financials                                                                 16.1%
Consumer Discretionary                                                     14.7%
Health Care                                                                12.2%
Industrials                                                                 9.5%
Consumer Staples                                                            8.8%
Energy                                                                      7.6%
Materials                                                                   2.3%
Telecommunication Services                                                  1.7%
Utilities                                                                   1.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investments)*

 1. Microsoft Corp.                                                        5.41%
--------------------------------------------------------------------------------
 2. Alphabet, Inc., Class A                                                4.24
--------------------------------------------------------------------------------
 3. Bank of America Corp.                                                  4.06
--------------------------------------------------------------------------------
 4. Home Depot, Inc.                                                       3.22
--------------------------------------------------------------------------------
 5. Costco Wholesale Corp.                                                 3.12
--------------------------------------------------------------------------------
 6. Discover Financial Services                                            2.98
--------------------------------------------------------------------------------
 7. TOTAL SA (A.D.R.)                                                      2.95
--------------------------------------------------------------------------------
 8. Procter & Gamble Co.                                                   2.91
--------------------------------------------------------------------------------
 9. PepsiCo., Inc.                                                         2.74
--------------------------------------------------------------------------------
10. JPMorgan Chase & Co.                                                   2.63
--------------------------------------------------------------------------------

* Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

10 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Prices and Distributions | 6/30/18

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                         6/30/18                       12/31/17
--------------------------------------------------------------------------------
            A                            $21.08                        $20.58
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            C                            $18.62                        $18.26
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            Y                            $21.33                        $20.80
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                         6/30/18                        5/4/18
--------------------------------------------------------------------------------
            K*                           $21.09                        $20.82
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                         6/30/18                       6/29/18
--------------------------------------------------------------------------------
            R**                          $21.08                        $21.08
--------------------------------------------------------------------------------

Distributions per Share: 1/1/18 - 6/30/18
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--------------------------------------------------------------------------------
                                               Short-Term          Long-Term
          Class            Dividends          Capital Gains      Capital Gains
--------------------------------------------------------------------------------
            A               $   --               $   --              $  --
--------------------------------------------------------------------------------
            C               $   --               $   --              $  --
--------------------------------------------------------------------------------
            K*              $   --               $   --              $  --
--------------------------------------------------------------------------------
            R**             $   --               $   --              $  --
--------------------------------------------------------------------------------
            Y               $   --               $   --              $  --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-16.

*    Class K shares commenced operations on May 4, 2018.

**   Class R shares commenced operations on June 29, 2018.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 11

Performance Update | 6/30/18                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Core Equity Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                              Net        Public
                                              Asset      Offering     S&P
                                              Value      Price        500
Period                                        (NAV)      (POP)        Index
--------------------------------------------------------------------------------
10 years                                       9.40%      8.75%       10.17%
5 years                                       12.05      10.73        13.42
1 year                                        15.20       8.58        14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated June 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.89%
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[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Core
                                    Equity Fund         S&P 500 Index
6/08                                $  9,425            $ 10,000
6/09                                $  7,151            $  7,379
6/10                                $  8,064            $  8,443
6/11                                $ 10,725            $ 11,035
6/12                                $ 11,163            $ 11,636
6/13                                $ 13,098            $ 14,033
6/14                                $ 16,213            $ 17,486
6/15                                $ 17,045            $ 18,784
6/16                                $ 16,584            $ 19,534
6/17                                $ 20,086            $ 23,029
6/18                                $ 23,140            $ 26,340

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Research Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Performance Update | 6/30/18                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Core Equity Fund for the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                                                      S&P
                                              If         If           500
Period                                        Held       Redeemed     Index
--------------------------------------------------------------------------------
10 years                                       8.43%      8.43%       10.17%
5 years                                       11.12      11.12        13.42
1 year                                        14.24      14.24        14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated June 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.71%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Core
                                    Equity Fund         S&P 500 Index
6/08                                $ 10,000            $ 10,000
6/09                                $  7,516            $  7,379
6/10                                $  8,398            $  8,443
6/11                                $ 11,061            $ 11,035
6/12                                $ 11,411            $ 11,636
6/13                                $ 13,256            $ 14,033
6/14                                $ 16,265            $ 17,486
6/15                                $ 16,953            $ 18,784
6/16                                $ 16,371            $ 19,534
6/17                                $ 19,660            $ 23,029
6/18                                $ 22,461            $ 26,340

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Research Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

Please refer to the financial highlights for a more current expense ratio.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 13

Performance Update | 6/30/18                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Core Equity Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                              Net
                                              Asset      S&P
                                              Value      500
Period                                        (NAV)      Index
--------------------------------------------------------------------------------
10 years                                       9.40%     10.17%
5 years                                       12.06      13.42
1 year                                        15.26      14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated June 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.56%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                    Pioneer Core
                                    Equity Fund         S&P 500 Index
6/08                                $  5,000,000        $  5,000,000
6/09                                $  3,793,575        $  3,689,288
6/10                                $  4,277,812        $  4,221,643
6/11                                $  5,689,885        $  5,517,338
6/12                                $  5,921,812        $  5,817,923
6/13                                $  6,948,782        $  7,016,250
6/14                                $  8,601,282        $  8,742,879
6/15                                $  9,042,360        $  9,391,845
6/16                                $  8,797,936        $  9,766,826
6/17                                $ 10,655,803        $ 11,514,706
6/18                                $ 12,281,442        $ 13,169,844

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on May 4, 2018, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning May 4, 2018, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The Fund acquired the assets and liabilities of Pioneer Research Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for more recent expense ratios.

14 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Performance Update | 6/30/18                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Core Equity Fund for the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                              Net
                                              Asset      S&P
                                              Value      500
Period                                        (NAV)      Index
--------------------------------------------------------------------------------
10 years                                       9.40%     10.17%
5 years                                       12.05      13.42
1 year                                        15.20      14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated June 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                    Pioneer Core
                                    Equity Fund         S&P 500 Index
6/08                                $ 10,000            $ 10,000
6/09                                $  7,587            $  7,379
6/10                                $  8,556            $  8,443
6/11                                $ 11,380            $ 11,035
6/12                                $ 11,844            $ 11,636
6/13                                $ 13,898            $ 14,033
6/14                                $ 17,203            $ 17,486
6/15                                $ 18,085            $ 18,784
6/16                                $ 17,597            $ 19,534
6/17                                $ 21,312            $ 23,029
6/18                                $ 24,552            $ 24,551

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on June 29, 2018, is the net asset value performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning June 29, 2018, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The Fund acquired the assets and liabilities of Pioneer Research Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for more recent expense ratios.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 15

Performance Update | 6/30/18                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Core Equity Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2018)
--------------------------------------------------------------------------------
                                              Net
                                              Asset      S&P
                                              Value      500
Period                                        (NAV)      Index
--------------------------------------------------------------------------------
10 years                                       9.71%     10.17%
5 years                                       12.39      13.42
1 year                                        15.52      14.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated June 1, 2018)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.63%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                    Pioneer Core
                                    Equity Fund         S&P 500 Index
6/08                                $  5,000,000        $  5,000,000
6/09                                $  3,810,489        $  3,689,288
6/10                                $  4,306,639        $  4,221,643
6/11                                $  5,740,553        $  5,517,338
6/12                                $  5,986,477        $  5,817,923
6/13                                $  7,042,315        $  7,016,250
6/14                                $  8,744,945        $  8,742,879
6/15                                $  9,222,474        $  9,391,845
6/16                                $  9,005,091        $  9,766,826
6/17                                $ 10,932,216        $ 11,514,706
6/18                                $ 12,628,659        $ 13,169,844

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Research Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Please refer to the financial highlights for a more current expense ratio.

16 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Core Equity Fund

Based on actual returns from January 1, 2018, through June 30, 2018.

--------------------------------------------------------------------------------
Share Class                   A           C          K          R          Y
--------------------------------------------------------------------------------
Beginning Account Value   $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
on 1/1/18
--------------------------------------------------------------------------------
Ending Account Value      $1,024.30   $1,019.70  $1,024.80  $1,000.00  $1,025.50
on 6/30/18
--------------------------------------------------------------------------------
Expenses Paid             $    4.47   $    8.41  $    1.00  $    0.00  $    3.06
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.89%, 1.68%, 0.62%, 0.00%, and 0.61% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (58/365 and 2/365 for Class K and Class R shares).

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Core Equity Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2018, through June 30, 2018.

--------------------------------------------------------------------------------
Share Class                   A           C          K          R          Y
--------------------------------------------------------------------------------
Beginning Account Value   $1,000.00   $1,000.00  $1,001.00  $1,002.00  $1,003.00
on 1/1/18
--------------------------------------------------------------------------------
Ending Account Value      $1,025.21   $1,016.46  $1,006.96  $1,000.27  $1,021.77
on 6/30/18
--------------------------------------------------------------------------------
Expenses Paid             $    4.46   $    8.40  $    0.99  $    0.00  $    3.06
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.89%, 1.68%, 0.62%, 0.00%, and 0.61% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (58/365 and 2/365 for Class K and Class R shares).

18 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Schedule of Investments | 6/30/18 (unaudited)

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                 UNAFFILIATED ISSUERS -- 98.6%
                 COMMON STOCKS -- 98.6% of Net Assets
                 AUTOMOBILES & COMPONENTS -- 1.7%
                 Auto Parts & Equipment -- 1.7%
    315,385      Aptiv Plc                                                   $   28,898,727
                                                                             --------------
                 Total Automobiles & Components                              $   28,898,727
-------------------------------------------------------------------------------------------
                 BANKS -- 7.7%
                 Diversified Banks -- 6.6%
  2,413,829      Bank of America Corp.                                       $   68,045,839
    422,029      JPMorgan Chase & Co.                                            43,975,422
                                                                             --------------
                                                                             $  112,021,261
-------------------------------------------------------------------------------------------
                 Regional Banks -- 1.1%
  1,245,987      Huntington Bancshares, Inc.                                 $   18,390,768
                                                                             --------------
                 Total Banks                                                 $  130,412,029
-------------------------------------------------------------------------------------------
                 CAPITAL GOODS -- 8.1%
                 Aerospace & Defense -- 2.0%
    967,748      BAE Systems Plc (A.D.R.)                                    $   33,503,436
-------------------------------------------------------------------------------------------
                 Building Products -- 1.0%
    440,786      Masco Corp.                                                 $   16,494,212
-------------------------------------------------------------------------------------------
                 Electrical Components & Equipment -- 2.1%
    529,257      Emerson Electric Co.                                        $   36,592,829
-------------------------------------------------------------------------------------------
                 Industrial Conglomerates -- 0.9%
    150,997      Carlisle Cos., Inc.                                         $   16,354,485
-------------------------------------------------------------------------------------------
                 Trading Companies & Distributors -- 2.1%
    238,598(a)   United Rentals, Inc.                                        $   35,221,837
                                                                             --------------
                 Total Capital Goods                                         $  138,166,799
-------------------------------------------------------------------------------------------
                 CONSUMER SERVICES -- 2.3%
                 Leisure Facilities -- 0.4%
     97,255      Six Flags Entertainment Corp.                               $    6,812,713
-------------------------------------------------------------------------------------------
                 Restaurants -- 1.9%
     31,556(a)   Chipotle Mexican Grill, Inc., Class A                       $   13,612,311
    236,940      Yum! Brands, Inc.                                               18,533,447
                                                                             --------------
                                                                             $   32,145,758
                                                                             --------------
                 Total Consumer Services                                     $   38,958,471
-------------------------------------------------------------------------------------------
                 DIVERSIFIED FINANCIALS -- 7.0%
                 Asset Management & Custody Banks -- 0.8%
     93,700      Affiliated Managers Group, Inc.                             $   13,930,379
-------------------------------------------------------------------------------------------
                 Consumer Finance -- 4.0%
    709,886      Discover Financial Services                                 $   49,983,073
    547,181      Synchrony Financial                                             18,264,902
                                                                             --------------
                                                                             $   68,247,975
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 19

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                 Investment Banking & Brokerage -- 1.0%
    191,905      Raymond James Financial, Inc.                               $   17,146,712
-------------------------------------------------------------------------------------------
                 Specialized Finance -- 1.2%
    271,222      Intercontinental Exchange, Inc.                             $   19,948,378
                                                                             --------------
                 Total Diversified Financials                                $  119,273,444
-------------------------------------------------------------------------------------------
                 ENERGY -- 7.5%
                 Integrated Oil & Gas -- 2.9%
    816,400      TOTAL SA (A.D.R.)                                           $   49,441,184
-------------------------------------------------------------------------------------------
                 Oil & Gas Equipment & Services -- 4.6%
    391,275      Halliburton Co.                                             $   17,630,852
    828,931      National Oilwell Varco, Inc.                                    35,975,605
    361,693      Schlumberger, Ltd.                                              24,244,282
                                                                             --------------
                                                                             $   77,850,739
                                                                             --------------
                 Total Energy                                                $  127,291,923
-------------------------------------------------------------------------------------------
                 FOOD & STAPLES RETAILING -- 3.1%
                 Hypermarkets & Super Centers -- 3.1%
    250,323      Costco Wholesale Corp.                                      $   52,312,500
                                                                             --------------
                 Total Food & Staples Retailing                              $   52,312,500
-------------------------------------------------------------------------------------------
                 FOOD, BEVERAGE & TOBACCO -- 2.7%
                 Soft Drinks -- 2.7%
    421,157      PepsiCo., Inc.                                              $   45,851,363
                                                                             --------------
                 Total Food, Beverage & Tobacco                              $   45,851,363
-------------------------------------------------------------------------------------------
                 HEALTH CARE EQUIPMENT & SERVICES -- 7.1%
                 Health Care Equipment -- 2.3%
    670,489(a)   Boston Scientific Corp.                                     $   21,924,990
    432,060(a)   Hologic, Inc.                                                   17,174,385
                                                                             --------------
                                                                             $   39,099,375
-------------------------------------------------------------------------------------------
                 Health Care Services -- 2.2%
    208,124(a)   Laboratory Corp. of America Holdings                        $   37,364,502
-------------------------------------------------------------------------------------------
                 Health Care Supplies -- 1.0%
     76,672      Cooper Cos., Inc.                                           $   18,052,422
-------------------------------------------------------------------------------------------
                 Managed Health Care -- 1.6%
     90,884      Humana, Inc.                                                $   27,049,805
                                                                             --------------
                 Total Health Care Equipment & Services                      $  121,566,104
-------------------------------------------------------------------------------------------
                 HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
                 Household Products -- 2.9%
    625,063      Procter & Gamble Co.                                        $   48,792,418
                                                                             --------------
                 Total Household & Personal Products                         $   48,792,418
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                 INSURANCE -- 1.2%
                 Insurance Brokers -- 1.2%
    245,810      Marsh & McLennan Cos., Inc.                                 $   20,149,046
                                                                             --------------
                 Total Insurance                                             $   20,149,046
-------------------------------------------------------------------------------------------
                 MATERIALS -- 2.3%
                 Paper Packaging -- 0.9%
    379,074      Sealed Air Corp.                                            $   16,091,691
-------------------------------------------------------------------------------------------
                 Specialty Chemicals -- 1.4%
    137,916      Ecolab, Inc.                                                $   19,353,752
     76,958      HB Fuller Co.                                                    4,131,106
                                                                             --------------
                                                                             $   23,484,858
                                                                             --------------
                 Total Materials                                             $   39,576,549
-------------------------------------------------------------------------------------------
                 MEDIA -- 2.1%
                 Advertising -- 1.0%
    213,140      Omnicom Group, Inc.                                         $   16,256,188
-------------------------------------------------------------------------------------------
                 Movies & Entertainment -- 1.1%
    398,895(a)   Live Nation Entertainment, Inc.                             $   19,374,330
                                                                             --------------
                 Total Media                                                 $   35,630,518
-------------------------------------------------------------------------------------------
                 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.8%
                 Biotechnology -- 1.5%
    351,450      Gilead Sciences, Inc.                                       $   24,896,718
-------------------------------------------------------------------------------------------
                 Life Sciences Tools & Services -- 1.6%
     48,526(a)   Mettler-Toledo International, Inc.                          $   28,078,600
-------------------------------------------------------------------------------------------
                 Pharmaceuticals -- 1.7%
    342,796      Zoetis, Inc., Class A                                       $   29,202,791
                                                                             --------------
                 Total Pharmaceuticals, Biotechnology & Life Sciences        $   82,178,109
-------------------------------------------------------------------------------------------
                 RETAILING -- 8.4%
                 Apparel Retail -- 1.5%
    267,788      TJX Cos., Inc.                                              $   25,488,062
-------------------------------------------------------------------------------------------
                 General Merchandise Stores -- 1.1%
    191,503      Dollar General Corp.                                        $   18,882,196
-------------------------------------------------------------------------------------------
                 Home Improvement Retail -- 3.2%
    276,681      Home Depot, Inc.                                            $   53,980,463
-------------------------------------------------------------------------------------------
                 Internet & Direct Marketing Retail -- 2.6%
     21,565(a)   Booking Holdings, Inc.                                      $   43,714,196
                                                                             --------------
                 Total Retailing                                             $  142,064,917
-------------------------------------------------------------------------------------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.0%
                 Semiconductors -- 6.0%
    130,758      Broadcom, Inc.                                              $   31,727,121
    727,201(a)   Micron Technology, Inc.                                         38,134,420
    888,026      Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)           32,466,231
                                                                             --------------
                 Total Semiconductors & Semiconductor Equipment              $  102,327,772
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 21

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                 SOFTWARE & SERVICES -- 18.5%
                 Data Processing & Outsourced Services -- 2.0%
    263,020      Visa, Inc., Class A                                         $   34,836,999
-------------------------------------------------------------------------------------------
                 Home Entertainment Software -- 1.3%
    151,092(a)   Electronic Arts, Inc.                                       $   21,306,994
-------------------------------------------------------------------------------------------
                 Internet Software & Services -- 5.3%
     62,912(a)   Alphabet, Inc., Class A                                     $   71,039,601
    505,785(a)   eBay, Inc.                                                      18,339,764
                                                                             --------------
                                                                             $   89,379,365
-------------------------------------------------------------------------------------------
                 IT Consulting & Other Services -- 2.1%
    249,895      Amdocs, Ltd.                                                $   16,540,550
    250,049      Cognizant Technology Solutions Corp., Class A                   19,751,371
                                                                             --------------
                                                                             $   36,291,921
-------------------------------------------------------------------------------------------
                 Systems Software -- 7.8%
    919,557      Microsoft Corp.                                             $   90,677,516
    952,851      Oracle Corp.                                                    41,982,615
                                                                             --------------
                                                                             $  132,660,131
                                                                             --------------
                 Total Software & Services                                   $  314,475,410
-------------------------------------------------------------------------------------------
                 TECHNOLOGY HARDWARE & EQUIPMENT -- 1.0%
                 Technology Distributors -- 1.0%
    206,254      CDW Corp.                                                   $   16,663,261
                                                                             --------------
                 Total Technology Hardware & Equipment                       $   16,663,261
-------------------------------------------------------------------------------------------
                 TELECOMMUNICATION SERVICES -- 1.7%
                 Integrated Telecommunication Services -- 1.7%
    340,021      AT&T, Inc.                                                  $   10,918,074
    951,316      CenturyLink, Inc.                                               17,732,530
                                                                             --------------
                 Total Telecommunication Services                            $   28,650,604
-------------------------------------------------------------------------------------------
                 TRANSPORTATION -- 1.3%
                 Railroads -- 1.3%
    204,815      Kansas City Southern                                        $   21,702,197
                                                                             --------------
                 Total Transportation                                        $   21,702,197
-------------------------------------------------------------------------------------------
                 UTILITIES -- 1.2%
                 Electric Utilities -- 1.2%
    289,052      American Electric Power Co., Inc.                           $   20,016,851
                                                                             --------------
                 Total Utilities                                             $   20,016,851
-------------------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost $1,480,361,576)                                       $1,674,959,012
-------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS -- 98.6%
                 (Cost $1,480,361,576)                                       $1,674,959,012
-------------------------------------------------------------------------------------------
                 OTHER ASSETS AND LIABILITIES -- 1.4%                        $   23,010,924
-------------------------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                        $1,697,969,936
===========================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

(A.D.R.)  American Depositary Receipts.

(a)       Non-income producing security.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2018 aggregated $1,038,623,457 and $1,088,121,777, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Amundi Pioneer Asset Management, Inc., (the "Adviser"), serves as the investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2018, the Fund did not engage in cross trade activity.

At June 30, 2018, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,481,648,686 was as follows:

          Aggregate gross unrealized appreciation for all investments in
             which there is an excess of value over tax cost                 $  225,116,236

          Aggregate gross unrealized depreciation for all investments in
             which there is an excess of tax cost over value                    (31,805,910)
                                                                             --------------
          Net unrealized appreciation                                        $  193,310,326
                                                                             ==============

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments.

-------------------------------------------------------------------------------------------
                                    Level 1          Level 2     Level 3     Total
-------------------------------------------------------------------------------------------
Common Stocks                       $1,674,959,012   $      --   $      --   $1,674,959,012
-------------------------------------------------------------------------------------------
 Total Investments in Securities    $1,674,959,012   $      --   $      --   $1,674,959,012
===========================================================================================

During the six months ended June 30, 2018, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 23

Statement of Assets and Liabilities | 6/30/18 (unaudited)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $1,480,361,576)       $1,674,959,012
  Cash                                                                           5,622,143
  Receivables --
     Investment securities sold                                                 27,217,800
     Fund shares sold                                                              172,361
     Dividends                                                                   2,296,473
  Other assets                                                                      85,203
-------------------------------------------------------------------------------------------
        Total assets                                                        $1,710,352,992
===========================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                        $   11,083,845
     Fund shares repurchased                                                       578,028
     Distributions                                                                  71,437
  Due to affiliates                                                                138,474
  Accrued expenses                                                                 511,272
-------------------------------------------------------------------------------------------
        Total liabilities                                                   $   12,383,056
===========================================================================================
NET ASSETS:
  Paid-in capital                                                           $1,305,124,779
  Undistributed net investment income                                            8,065,311
  Accumulated net realized gain on investments                                 190,182,410
  Net unrealized appreciation on investments                                   194,597,436
-------------------------------------------------------------------------------------------
        Net assets                                                          $1,697,969,936
===========================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $1,601,715,118/75,996,870 shares)                       $        21.08
  Class C (based on $14,227,055/763,959 shares)                             $        18.62
  Class K (based on $45,162,583/2,141,249 shares)                           $        21.09
  Class R (based on $50,000/2,372 shares)                                   $        21.08
  Class Y (based on $36,815,180/1,726,118 shares)                           $        21.33
MAXIMUM OFFERING PRICE:
  Class A ($21.08 (divided by) 94.25%)                                      $        22.37
===========================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Statement of Operations (unaudited)

For the Six Months Ended 6/30/18

INVESTMENT INCOME:
  Dividends from unaffiliated issuers (net of foreign taxes
     withheld $594,444)                                        $14,867,714
  Interest from unaffiliated issuers                               222,323
-------------------------------------------------------------------------------------------
         Total investment income                                            $   15,090,037
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                              $ 4,302,591
  Administrative expense                                           320,016
  Transfer agent fees
     Class A                                                       508,367
     Class C                                                         6,122
     Class Y                                                        17,574
  Distribution fees
     Class A                                                     2,036,472
     Class C                                                        72,656
  Shareowner communications expense                                177,216
  Custodian fees                                                    22,105
  Registration fees                                                 32,386
  Professional fees                                                 37,235
  Printing expense                                                  18,475
  Pricing fees                                                          30
  Trustees' fees                                                    38,853
  Miscellaneous                                                     43,392
-------------------------------------------------------------------------------------------
     Total expenses                                                         $    7,633,490
-------------------------------------------------------------------------------------------
         Net investment income                                              $    7,456,547
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments in unaffiliated issuers                                    $  165,379,100
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments in unaffiliated issuers                                    $ (131,836,079)
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                    $   33,543,021
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $   40,999,568
===========================================================================================

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 25

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           6/30/18          Year Ended
                                                           (unaudited)      12/31/17
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                               $    7,456,547   $   13,633,655
Net realized gain (loss) on investments                       165,379,100      194,750,732
Change in net unrealized appreciation (depreciation)
  on investments                                             (131,836,079)     144,903,051
-------------------------------------------------------------------------------------------
      Net increase in net assets resulting
           from operations                                 $   40,999,568   $  353,287,438
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.00 and $0.16 per share, respectively)    $           --   $  (12,859,971)
      Class C ($0.00 and $0.02 per share, respectively)                --          (16,042)
      Class K* ($0.00 and $-- per share, respectively)                 --               --
      Class R** ($0.00 and $-- per share, respectively)                --               --
      Class Y ($0.00 and $0.22 per share, respectively)                --         (602,881)
Net realized gain:
      Class A ($0.00 and $1.70 per share, respectively)                --     (124,878,526)
      Class C ($0.00 and $1.70 per share, respectively)                --       (1,174,983)
      Class K* ($0.00 and $-- per share, respectively)                 --               --
      Class R** ($0.00 and $-- per share, respectively)                --               --
      Class Y ($0.00 and $1.70 per share, respectively)                --       (3,929,214)
-------------------------------------------------------------------------------------------
           Total distributions to shareowners              $           --   $ (143,461,617)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares                          $   90,828,488   $   43,063,410
Reinvestment of distributions                                          --      134,434,470
Cost of shares repurchased                                   (136,514,957)    (178,805,759)
-------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from Fund
          share transactions                               $  (45,686,469)  $   (1,307,879)
-------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                $   (4,686,901)  $  208,517,942
NET ASSETS:
Beginning of period                                        $1,702,656,837   $1,494,138,895
-------------------------------------------------------------------------------------------
End of period                                              $1,697,969,936   $1,702,656,837
-------------------------------------------------------------------------------------------
Undistributed net investment income                        $    8,065,311   $      608,764
==========================================================================================

*    Class K shares commenced operations on May 4, 2018.

**   Class R shares commenced operations on June 29, 2018.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

-------------------------------------------------------------------------------------------
                                   Six Months   Six Months
                                   Ended        Ended
                                   6/30/18      6/30/18         Year Ended   Year Ended
                                   Shares       Amount          12/31/17     12/31/17
                                   (unaudited)  (unaudited)     Shares       Amount
-------------------------------------------------------------------------------------------
Class A
Shares sold                           548,867   $  11,589,655    1,054,354   $  21,151,762
Reinvestment of distributions              --              --    6,475,353     131,980,574
Less shares repurchased            (3,734,803)    (79,120,012)  (8,079,357)   (161,270,681)
-------------------------------------------------------------------------------------------
      Net decrease                 (3,185,936)  $ (67,530,357)    (549,650)  $  (8,138,345)
===========================================================================================
Class C
Shares sold                            80,607   $   1,506,194      147,371   $   2,589,340
Reinvestment of distributions              --              --       63,102       1,132,397
Less shares repurchased               (81,232)     (1,518,309)    (251,028)     (4,486,141)
-------------------------------------------------------------------------------------------
      Net decrease                       (625)  $     (12,115)     (40,555)  $    (764,404)
===========================================================================================
Class K*
Shares sold                         2,143,651   $  46,236,736           --   $          --
Reinvestment of distributions              --              --           --              --
Less shares repurchased                (2,402)        (50,865)          --              --
-------------------------------------------------------------------------------------------
      Net increase                  2,141,249   $  46,185,871           --   $          --
===========================================================================================
Class R**
Shares sold                             2,372   $      50,000           --   $          --
Reinvestment of distributions              --              --           --              --
Less shares repurchased                    --              --           --              --
-------------------------------------------------------------------------------------------
      Net increase                      2,372   $      50,000           --   $          --
===========================================================================================
Class Y
Shares sold                         1,463,598   $  31,445,903      942,355   $  19,322,308
Reinvestment of distributions              --              --       64,010       1,321,499
Less shares repurchased            (2,563,797)    (55,825,771)    (650,514)    (13,048,937)
-------------------------------------------------------------------------------------------
      Net increase (decrease)      (1,100,199)  $ (24,379,868)     355,851   $   7,594,870
===========================================================================================

*    Class K shares commenced operations on May 4, 2018.

**   Class R shares commenced operations on June 29, 2018.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 27

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                            Ended           Year           Year           Year             Year         Year
                                            6/30/18         Ended          Ended          Ended            Ended        Ended
                                            (unaudited)     12/31/17       12/31/16*      12/31/15*        12/31/14*    12/31/13(a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period        $    20.58      $    18.01     $    16.80     $    17.18       $    15.70   $    12.06
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
   operations:
   Net investment income (loss)             $     0.09(b)   $     0.17(b)  $     0.19(b)  $     0.13(b)    $     0.18   $     0.10
   Net realized and unrealized gain (loss)
      on investments                              0.41            4.26           1.22          (0.39)            1.46         3.63
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
   operations                               $     0.50      $     4.43     $     1.41     $    (0.26)      $     1.64   $     3.73
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                    $       --      $    (0.16)    $    (0.20)    $    (0.12)      $    (0.16)  $    (0.09)
   Net realized gain                                --           (1.70)            --             --               --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                         $       --      $    (1.86)    $    (0.20)    $    (0.12)      $    (0.16)  $    (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value  $     0.50      $     2.57     $     1.21     $    (0.38)      $     1.48   $     3.64
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    21.08      $    20.58     $    18.01     $    16.80       $    17.18   $    15.70
===================================================================================================================================
Total return (c)                                  2.43%(d)       24.77%          8.39%         (1.49)%(e)       10.44%       31.02%
Ratio of net expenses to average
   net assets (f)                                 0.89%(g)        0.89%          0.94%          0.93%            0.94%        0.99%
Ratio of net income (loss) to average
   net assets                                     0.86%(g)        0.85%          1.15%          0.75%            1.03%        0.70%
Portfolio turnover rate                             62%(d)          81%            80%           100%              57%          67%
Net assets, end of period (in thousands)    $1,601,715      $1,629,908     $1,436,208     $1,450,815       $1,605,301   $1,585,294
===================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The Fund acquired assets and liabilities of Pioneer Research Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the periods presented.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(d)  Not annualized.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (1.55)%.

(f)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(g)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended        Year        Year        Year            Year      Year
                                                          6/30/18      Ended       Ended       Ended           Ended     Ended
                                                          (unaudited)  12/31/17    12/31/16*   12/31/15*       12/31/14* 12/31/13(a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                      $ 18.26      $ 16.17     $ 15.11     $ 15.48         $ 14.19   $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                           $  0.01(b)   $  0.01(b)  $  0.05(b)  $ (0.01)(b)(c)  $  0.02   $ (0.02)(c)
   Net realized and unrealized gain (loss) on investments    0.35         3.80        1.10       (0.35)           1.33      3.28
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations        $  0.36      $  3.81     $  1.15     $ (0.36)        $  1.35   $  3.26
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                  $    --      $ (0.02)    $ (0.09)    $ (0.01)        $ (0.06)  $    --
   Net realized gain                                           --        (1.70)         --          --              --        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       $    --      $ (1.72)    $ (0.09)    $ (0.01)        $ (0.06)  $    --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  0.36      $  2.09     $  1.06     $ (0.37)        $  1.29   $  3.26
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 18.62      $ 18.26     $ 16.17     $ 15.11         $ 15.48   $ 14.19
====================================================================================================================================
Total return (d)                                             1.97%(e)    23.74%       7.58%      (2.34)%(f)       9.52%    29.81%
Ratio of net expenses to average net assets (g)              1.68%(h)     1.71%       1.76%       1.74%           1.81%     1.92%
Ratio of net income (loss) to average net assets             0.07%(h)     0.04%       0.33%      (0.06)%          0.14%    (0.17)%
Portfolio turnover rate                                        62%(e)       81%         80%        100%             57%       67%
Net assets, end of period (in thousands)                  $14,227      $13,961     $13,016     $14,106         $13,848   $11,112
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The Fund acquired assets and liabilities of Pioneer Research Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the periods presented.

(c) The amount shown for a share outstanding does not correspond with the net investment gain on the Statement of Operations for the period due to timing of the sales and repurchase of sales.

(d) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(e)  Not annualized.

(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (2.40)%.

(g)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(h)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 29

--------------------------------------------------------------------------------------
                                                                           5/4/18* to
                                                                           6/30/18
--------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                                       $ 20.82
--------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                            $  0.07(a)
   Net realized and unrealized gain (loss) on investments                     0.20
--------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                         $  0.27
--------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                                   $    --
   Net realized gain                                                            --
--------------------------------------------------------------------------------------
Total distributions                                                        $    --
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $  0.27
--------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 21.09
======================================================================================
Total return (b)                                                              2.48%(c)
Ratio of net expenses to average net assets                                   0.62%(d)
Ratio of net income (loss) to average net assets                              2.02%(d)
Portfolio turnover rate                                                         62%(c)
Net assets, end of period (in thousands)                                   $45,163
======================================================================================

*    Class K shares commenced operations on May 4, 2018.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c)  Not annualized.

(d)  Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

--------------------------------------------------------------------------------------
                                                                          6/29/18* to
                                                                          6/30/18
--------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                      $ 21.08
--------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                           $    --
   Net realized and unrealized gain (loss) on investments                      --
--------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                        $    --
--------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                                  $    --
   Net realized gain                                                           --
--------------------------------------------------------------------------------------
Total distributions                                                       $    --
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                $    --
--------------------------------------------------------------------------------------
Net asset value, end of period                                            $ 21.08
======================================================================================
Total return                                                                   --%
Ratio of net expenses to average net assets                                    --%
Ratio of net income (loss) to average net assets                               --%
Portfolio turnover rate                                                        62%
Net assets, end of period (in thousands)                                  $    50
======================================================================================

*    Class R shares commenced operations on June 29, 2018.

The accompanying notes are an integral part of these financial statements.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 31

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year        Year        Year          Year       Year
                                                           6/30/18      Ended       Ended       Ended         Ended      Ended
                                                           (unaudited)  12/31/17    12/31/16*   12/31/15*     12/31/14*  12/31/13(a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $ 20.80      $ 18.18     $ 16.95     $ 17.34       $ 15.85    $ 12.17
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                            $  0.12(b)   $  0.22(b)  $  0.25(b)  $  0.19(b)    $  0.20    $  0.14
   Net realized and unrealized gain (loss) on investments     0.41         4.32        1.23       (0.40)         1.51       3.68
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  0.53      $  4.54     $  1.48     $ (0.21)      $  1.71    $  3.82
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $    --      $ (0.22)    $ (0.25)    $ (0.18)      $ (0.22)   $ (0.14)
   Net realized gain                                            --        (1.70)         --          --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $    --      $ (1.92)    $ (0.25)    $ (0.18)      $ (0.22)   $ (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  0.53      $  2.62     $  1.23     $ (0.39)      $  1.49    $  3.68
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 21.33      $ 20.80     $ 18.18     $ 16.95       $ 17.34    $ 15.85
====================================================================================================================================
Total return (c)                                              2.55%(d)    25.10%       8.73%      (1.21)%(e)    10.75%     31.49%
Ratio of net expenses to average net assets (f)               0.61%(g)     0.63%       0.63%       0.62%         0.63%      0.75%
Ratio of net income (loss) to average net assets              1.11%(g)     1.11%       1.47%       1.07%         1.37%      1.01%
Portfolio turnover rate                                         62%(d)       81%         80%        100%           57%        67%
Net assets, end of period (in thousands)                   $36,815      $58,788     $44,915     $62,206       $66,424    $59,812
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The Fund acquired assets and liabilities of Pioneer Research Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the periods presented.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(d)  Not annualized.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2015, the total return would have been (1.27)%.

(f)  Includes interest expense of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%+ and 0.00%, respectively.

(g)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

Notes to Financial Statements | 6/30/18 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Core Equity Fund (the "Fund") is a series of Pioneer Series Trust XI (the "Trust"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers six classes of shares designated as Class A, Class C, Class K, Class R, Class T and Class Y shares. Class K and Class R commenced operations on May 4, 2018, and June 29, 2018, respectively. Class T shares had not commenced operations as of June 30, 2018. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K and Class Y shares.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. (the "Adviser") and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc. (the "Distributor").

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 33

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rule on Investment Company Reporting Modernization. In addition to introducing two new regulatory reporting forms (Form N-PORT and Form N-CEN), the Final Rule amends Regulation S-X, which impacts financial statement presentation, particularly related to the presentation of derivative investments. The Fund's financial statements were prepared in compliance with the amendments to Regulation S-X.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

34 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

     Securities for which independent pricing services or broker dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2018, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

     Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

     Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 35

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2017, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2017 was as follows:

     ---------------------------------------------------------------------------
                                                                           2017
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                               $ 49,980,734
     Long-term capital gain                                          93,480,883
     ---------------------------------------------------------------------------
          Total                                                    $143,461,617
     ===========================================================================

36 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2017:

     ---------------------------------------------------------------------------
                                                                           2017
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                 $  9,839,276
     Undistributed long term capital gain                            16,859,908
     Net unrealized depreciation                                    325,146,405
     ---------------------------------------------------------------------------
          Total                                                    $351,845,589
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $29,994 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2018.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

G.   Risks

     The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 37

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

     With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund's Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund's custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund's transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund's service providers or intermediaries have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases or receive distributions, loss of or unauthorized access to private shareowners information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

H.   Purchased Options

     The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the

38 Pioneer Core Equity Fund | Semiannual Report | 6/30/18 purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund's Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid. The average market value of purchased option contracts open during the six months ended June 30, 2018, was $1,041,184. There were no open purchased option contracts at June 30, 2018.

2. Management Agreement

The Adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended June 30, 2018, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% (annualized) of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $93,031 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2018.

3. Transfer Agent

DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 39

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2018, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications:
--------------------------------------------------------------------------------
Class A                                                                $173,898
Class C                                                                   2,613
Class Y                                                                     705
--------------------------------------------------------------------------------
  Total                                                                $177,216
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $45,443 in distribution fees payable to the Distributor at June 30, 2018.

The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K and Class Y shares) may be subject to a contingent deferred sales charge ("CDSC"). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There are no CDSCs for Class K, Class R

40 Pioneer Core Equity Fund | Semiannual Report | 6/30/18 and Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended June 30, 2018, CDSCs in the amount of $404 were paid to the Distributor.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the "Funds"), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The Fund participated in a credit facility that was in the amount of $195 million. Effective August 1, 2018 the Fund participates in a credit facility that is in the amount of $250 million. Under such credit facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate ("LIBOR") plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date or (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2018, the Fund had no borrowings under the credit facility.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 41

Additional Information

Change in Independent Registered Public Accounting Firm

Prior to July 3, 2017 Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, was an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On that date, UniCredit completed the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). As a result of the Transaction, the Adviser became an indirect, wholly owned subsidiary of Amundi. Amundi is controlled by Credit Agricole S.A. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Deloitte & Touche LLP ("D&T"), the Fund's previous independent registered public accounting firm, informed the Audit Committee and the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction as a result of certain services being provided to Amundi and Credit Agricole, and, accordingly, that it intended to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. D&T's resignation was effective on July 3, 2017, when the Transaction was completed.

During the periods as to which D&T has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, D&T's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Effective immediately following the completion of the Transaction on July 3, 2017, the Board, acting upon the recommendation of the Audit Committee, engaged a new independent registered public accounting firm, Ernst & Young LLP ("EY"), for the Fund's fiscal year ended December 31, 2017.

Prior to its engagement, EY had advised the Fund's Audit Committee that EY had identified the following matters, in each case relating to services rendered by other member firms of Ernst & Young Global Limited, all of which are located outside the United States, to UniCredit and certain of its subsidiaries during the period commencing July 1, 2016, that it determined to be inconsistent with the auditor independence rules set forth by the Securities

42 Pioneer Core Equity Fund | Semiannual Report | 6/30/18 and Exchange Commission ("SEC"): (a) project management support services to UniCredit in the Czech Republic, Germany, Italy, Serbia and Slovenia in relation to twenty-two projects, that were determined to be inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X (management functions); (b) two engagements for UniCredit in Italy where fees were contingent/success based and that were determined to be inconsistent with Rule 2-01(c)(5) of Regulation S-X (contingent fees); (c) four engagements where legal and expert services were provided to UniCredit in the Czech Republic and Germany, and twenty engagements where the legal advisory services were provided to UniCredit in Austria, Czech Republic, Italy and Poland, that were determined to be inconsistent with Rule 2-01(c)(4)(ix) and (x) of Regulation S-X (legal and expert services); and (d) two engagements for UniCredit in Italy involving assistance in the sale of certain assets, that were determined to be inconsistent with Rule 2-01(c)(4)(viii) of Regulation S-X (broker-dealer, investment adviser or investment banking services). None of the foregoing services involved the Fund, any of the other funds in the Pioneer Family of Funds or any other Pioneer entity sold by UniCredit in the Transaction.

EY advised the Audit Committee that it had considered the matters described above and had concluded that such matters would not impair EY's ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund under the SEC and Public Company Accounting Oversight Board independence rules, and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. Management and the Audit Committee considered these matters and discussed the matters with EY and, based upon EY's description of the matters and statements made by EY, Management and the Audit Committee believe that EY will be capable of exercising objective and impartial judgment in connection with the audits of the financial statements of the Fund, and Management further believes that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

                       Pioneer Core Equity Fund | Semiannual Report | 6/30/18 43

Trustees, Officers and Service Providers

Trustees                                   Officers
Thomas J. Perna, Chairman                  Lisa M. Jones, President and
David R. Bock                                Chief Executive Officer
Benjamin M. Friedman                       Mark E. Bradley, Treasurer and
Margaret B.W. Graham                         Chief Financial Officer
Lisa M. Jones                              Christopher J. Kelley, Secretary and
Lorraine H. Monchak                           Chief Legal Officer
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

44 Pioneer Core Equity Fund | Semiannual Report | 6/30/18

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address               us.ask.amundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]   Amundi Pioneer
         ==============
       ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2018 Amundi Pioneer Asset Management 19408-12-0818

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust XI


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2018


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2018


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2018

* Print the name and title of each signing officer under his or her signature.